UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Quarter Ended: December 31, 2012

Institutional Investment Manager Filing this Report:
Name:                     Rosenblum-Silverman-Sutton
Address:                  1388 Sutter Street, Ste 725
                          San Francisco, CA 94109

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herin is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Report Type            13F HOLDINGS REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934 BARBARA ROSENBLUM

Form 13F Summary Page
Report Summary:
Number of Other Included Manager 0
Form 13F Information Table Entry 61
Form 13F Information Table Value $143,380,000.00




					Value		Shr/Prn				Invstmnt		Other		Voting Authority
Name of Issuer	Title of Class		Cusip		x $1000		Amt		SH/PRN		Discrtn		Managers		Sole	Shared	None

Affiliated Mgrs Group	COM		008252108		2091		16065		SH		Sole		0		0	0	0
Alliance Data Systems 	COM		018581108		4719		32597		SH		Sole		0		0	0	0
Amazon.Com, Inc	COM		023135106		4229		16856		SH		Sole		0		0	0	0
American Tower Corp Cl A	COM		03027X100		2674		34604		SH		Sole		0		0	0	0
Apple Computer	COM		037833100		9433		17725		SH		Sole		0		0	0	0
Ashland Inc.	COM		044209104		2953		36725		SH		Sole		0		0	0	0
Babcock & Wilcox	COM		05615F102		941		35925		SH		Sole		0		0	0	0
Bankamerica Corp. New	COM		060505104		1024		88236		SH		Sole		0		0	0	0
Bed Bath & Beyond	COM		075896100		2703		48340		SH		Sole		0		0	0	0
Bourque Industries	COM		102100104		1		34250		SH		Sole		0		0	0	0
Buffalo Wild Wings	COM		119848109		3110		42705		SH		Sole		0		0	0	0
Cedar Fair LP Dep Unit	COM		150185106		906		27100		SH		Sole		0		0	0	0
Celgene Corp.	COM		151020104		2783		35470		SH		Sole		0		0	0	0
Charles Schwab Corp.	COM		808513105		248		17295		SH		Sole		0		0	0	0
ChevronTexaco Corp	COM		166764100		2972		27487		SH		Sole		0		0	0	0
Chico's FAS Inc.	COM		168615102		2370		128400		SH		Sole		0		0	0	0
Cinemark Holdings Inc	COM		17243V102		2544		97925		SH		Sole		0		0	0	0
Coach Inc.	COM		189754104		2874		51780		SH		Sole		0		0	0	0
D.R. Horton Inc.	COM		23331a109		2958		149565		SH		Sole		0		0	0	0
Destination Maternity Corp.	COM		25065d100		932		43200		SH		Sole		0		0	0	0
Dollar Tree	COM		256746108		2286		56370		SH		Sole		0		0	0	0
EBAY Inc	COM		278642103		2369		46450		SH		Sole		0		0	0	0
EMC Corp - Mass	COM		268648102		3117		123186		SH		Sole		0		0	0	0
Expedia	COM		30212P105		519		8450		SH		Sole		0		0	0	0
Express Scripts Hldg Co.	COM		30219G108		2395		44361		SH		Sole		0		0	0	0
Exxon Mobil Corporation	COM		30231G102		438		5056		SH		Sole		0		0	0	0
Ford Motor Co.	COM		345370860		3524		272161		SH		Sole		0		0	0	0
Freeport-Mcmoran Cp & Gold Cl B	COM		35671D857		490		14330		SH		Sole		0		0	0	0
General Electric	COM		369604103		3944		187883		SH		Sole		0		0	0	0
Gilead Sciences Inc.	COM		375558103		2314		31510		SH		Sole		0		0	0	0
Google Inc.	COM		38259P508		4595		6496		SH		Sole		0		0	0	0
Home Depot	COM		437076102		328		5300		SH		Sole		0		0	0	0
Hyatt Hotels	COM		448579102		2951		76500		SH		Sole		0		0	0	0
IHS Inc.	COM		451734107		774		8067		SH		Sole		0		0	0	0
Illumina Inc.	COM		452327109		4601		82764		SH		Sole		0		0	0	0
Intel Corp	COM		458140100		1938		93977		SH		Sole		0		0	0	0
IPC The Hospitalist Company	COM		44984A105		3419		86099		SH		Sole		0		0	0	0
JP Morgan Chase & Co.	COM		46625H100		1318		29973		SH		Sole		0		0	0	0
Laboratory Corp. of American Hldg	COM		50540r409		901		10400		SH		Sole		0		0	0	0
Lululemon Athletica	COM		550021109		3554		46625		SH		Sole		0		0	0	0
Macy's Inc.	COM		55616p104 		3467		88850		SH		Sole		0		0	0	0
Mcgraw Hill Co.	COM		580645109		287		5249		SH		Sole		0		0	0	0
Microsoft	COM		594918104		1510		56548		SH		Sole		0		0	0	0
National Oilwell Varco Inc.	COM		637071101		2391		34980		SH		Sole		0		0	0	0
Nuance Communications Inc	COM		67020Y100		2296		102850		SH		Sole		0		0	0	0
NXP Semiconductors N.V.	COM		n6596x109		556		21125		SH		Sole		0		0	0	0
Officemax Inc.	COM		67622m108		248		25400		SH		Sole		0		0	0	0
On Assignment Inc Com	COM		682159108		2587		127550		SH		Sole		0		0	0	0
Oracle Corp.	COM		68389X105		5136		154130		SH		Sole		0		0	0	0
Owens Corning	COM		690742101		1339		36200		SH		Sole		0		0	0	0
Perrigo Co.	COM		714290103		1516		14570		SH		Sole		0		0	0	0
Petsmart Inc.	COM		716768106		778		11385		SH		Sole		0		0	0	0
Polypore International 	COM		73179V103		4714		101375		SH		Sole		0		0	0	0
Qualcomm Inc.	COM		747525103		918		14837		SH		Sole		0		0	0	0
Royal Dutch Shell PLC-ADR A	COM		780259206		370		5362		SH		Sole		0		0	0	0
Salesforce.com	COM		79466L302		621		3694		SH		Sole		0		0	0	0
Starbucks Corp	COM		855244109		1445		26937		SH		Sole		0		0	0	0
Thermo Fisher Scientific	COM		883556102		3210		50336		SH		Sole		0		0	0	0
United Technologies	COM		913017109		3942		48065		SH		Sole		0		0	0	0
Visa Inc.	COM		92826c839		7240		47764		SH		Sole		0		0	0	0
Zillow	COM		98954A107		569		20500		SH		Sole		0		0	0	0